Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Net income before income taxes	$ 388,693	$ 134,175	$ 38,352
Net income (loss) not subject to taxes	252,604	(80,454)	(267,665)
Net income subject to taxes	136,089	214,629	306,017
At applicable statutory tax rates	32,750	39,382	12,719
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	(49,789)	(28,027)	(8,173)
Other	272	(1,182)	(1,674)
Tax (recovery) expense related to the current year	$ (16,767)	$ 10,173	$ 2,872